Fees Summary	Jan. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 743,000
Previously Paid Amount	0.00
Total Fee Amount	113.75
Total Offset Amount	0.00
Net Fee	113.75
Narrative - Max Aggregate Offering Price	$ 743,000
Final Prospectus	true